Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	We revised language in the sub event footnote and one other footnote.
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	Spirit Airlines, Inc.
Entity Central Index Key	0001498710
Entity Filer Category	Non-accelerated Filer